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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X]; Amendment Number: 2

     This Amendment (Check only one.): [X] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman          Greenwich, CT   October 9, 2009

Original filing contained a typographical error on the 13F Summary Page referencing the wrong reporting period. No other changes were made.

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 06/30/2009

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         26
Form 13F Information Table Value Total:   $373,293 (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8
             --------              --------------- --------- -------- ------------------- --------- -------- -----------------
                                                                                                              VOTING AUTHORITY
                                       TITLE OF                VALUE  SHARES / SH / PUT / INVESTMNT   OTHER  -----------------
          NAME OF ISSUER                CLASS        CUSIP   (x$1000) PRN AMT  PRN  CALL   DISCRETN   MGRS     SOLE  SHRD NONE
          --------------           --------------- --------- -------- -------- ---- ----- --------- -------- ------- ---- ----
INGERSOLL-RAND COMPANY LTD         CL A            G4776G101    25015  1196900 SH         SOLE               1196900
ABB LTD                            SPONSORED ADR   000375204     1542    97700 SH         SOLE                 97700
AK STL HLDG CORP                   COM             001547108    16047   836200 SH         SOLE                836200
BANK OF AMERICA CORPORATION        COM             060505104    13073   990400 SH         SOLE                990400
BURLINGTON NORTHN SANTA FE CORP    COM             12189T104    24252   329775 SH         SOLE                329775
CSX CORP                           COM             126408103     1125    32500 SH         SOLE                 32500
ELECTRONIC ARTS INC                COM             285512109    14535   669200 SH         SOLE                669200
EMERSON ELEC CO                    COM             291011104     3298   101780 SH         SOLE                101780
FREEPORT-MCMORAN COPPER & GOLD INC COM             35671D857    24489   488700 SH         SOLE                488700
GOODRICH CORP                      COM             382388106    24165   483600 SH         SOLE                483600
HASBRO INC                         COM             418056107     2070    85400 SH         SOLE                 85400

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
JACOBS ENGR GROUP INC DEL          COM             469814107     3627    86180 SH         SOLE                 86180
LEUCADIA NATL CORP                 COM             527288104     5916   280500 SH         SOLE                280500
NORFOLK SOUTHERN CORP              COM             655844108     5775   153300 SH         SOLE                153300
OIL SVC HOLDRS TR                  DEPOSITORY RCPT 678002106    40344   413025 SH         SOLE                413025
POSCO                              SPONSORED ADR   693483109    16575   200500 SH         SOLE                200500
PACCAR INC                         COM             693718108    11393   351300 SH         SOLE                351300
PETROLEO BRASILEIRO SA PETRO       SPONSORED ADR   71654V408    15449   377000 SH         SOLE                377000
PRECISION CASTPARTS CORP           COM             740189105    33298   455956 SH         SOLE                455956
SCHLUMBERGER LTD                   COM             806857108    22986   424800 SH         SOLE                424800
ST JOE CO                          COM             790148100     4070   153649 SH         SOLE                153649
UNION PAC CORP                     COM             907818108    25444   488750 SH         SOLE                488750
UNITED STATES STL CORP NEW         COM             912909108    14278   399500 SH         SOLE                399500
VALE S A                           ADR             91912E105     7556   428600 SH         SOLE                428600
VISA INC                           COM CL A        92826C839     1245    20000 SH         SOLE                 20000
WILLIAMS COS INC DEL               COM             969457100    15724  1007300 SH         SOLE               1007300